Finance Costs - Summary of Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Interest on bonds	¥ 187	¥ 228	¥ 257
Interest on bank deposits received and entrusted loans (note 35(a))	21	7	194
Others	2		4
Finance costs	¥ 210	¥ 235	¥ 455